Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	£ 16,653	£ (17,210)		£ 15,943
Foreign exchange	1,418	(1,063)		606
Investment property (losses) gains (note 27)	(87)	(511)		575
Net trading income (losses)	18,049	(19,987)	[1],[2]	17,200	[1]
Interest accreted	13,298	12,922	[1],[2]	£ 10,872	[1]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(11,684)	15,893	[1],[2]
Income (expense) from unit-linked and with-profit contracts, variable fee approach	10,200	(11,081)
Life
Disclosure of analysis of insurance revenue [line items]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(11,678)	15,895
Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(6)	(2)
Insurance and participating investment contracts
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	11,253	(14,867)
Foreign exchange	542	(1,039)
Investment property (losses) gains (note 27)	(4)	(3)
Net trading income (losses)	11,791	(15,909)
Changes in fair value of underlying items of direct participating contracts	(10,293)	11,212
Effects of risk mitigation option	172	(118)
Interest accreted	(880)	(352)
Effect of changes in interest rates and other financial assumptions	(654)	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	(20)
Net finance (expense) income from insurance and participating investment contracts	(11,735)	15,948
Insurance and participating investment contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	11,218	(14,876)
Foreign exchange	542	(1,039)
Investment property (losses) gains (note 27)	(4)	(3)
Net trading income (losses)	11,756	(15,918)
Changes in fair value of underlying items of direct participating contracts	(10,293)	11,212
Effects of risk mitigation option	172	(118)
Interest accreted	(874)	(350)
Effect of changes in interest rates and other financial assumptions	(654)	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	(20)
Net finance (expense) income from insurance and participating investment contracts	(11,729)	15,950
Insurance and participating investment contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	35	9
Foreign exchange	0	0
Investment property (losses) gains (note 27)	0	0
Net trading income (losses)	35	9
Changes in fair value of underlying items of direct participating contracts	0	0
Effects of risk mitigation option	0	0
Interest accreted	(6)	(2)
Effect of changes in interest rates and other financial assumptions	0	0
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	0	0
Net finance (expense) income from insurance and participating investment contracts	(6)	(2)
Reinsurance contracts held
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	51	(55)
Reinsurance contracts held | Life
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	51	(55)
Reinsurance contracts held | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income (expense) from reinsurance contracts held	£ 0	£ 0

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.